Reinsurance (details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance disclosure
Percentage of residual market business written directly by the Company for mandatory pools and assosiciations and then ceded to the mandatory pool	100.00%
Written premiums, direct	$ 23,952,000,000	$ 23,612,000,000	$ 23,218,000,000
Written premiums, assumed	705,000,000	697,000,000	669,000,000
Written premiums, ceded	(1,890,000,000)	(1,862,000,000)	(1,700,000,000)
Total net written premiums	22,767,000,000	22,447,000,000	22,187,000,000
Earned premiums, direct	23,891,000,000	23,507,000,000	23,144,000,000
Earned premiums, assumed	717,000,000	693,000,000	643,000,000
Earned premiums, ceded	(1,971,000,000)	(1,843,000,000)	(1,697,000,000)
Total net earned premiums	22,637,000,000	22,357,000,000	22,090,000,000
Percentage of assumed earned premiums to net earned premiums	3.20%	3.10%	2.90%
Ceded claims and claim adjustment expenses incurred	1,019,000,000	1,357,000,000	737,000,000
Gross reinsurance recoverables on paid and unpaid claims and claim adjustment expenses	4,707,000,000	5,256,000,000
Allowance for uncollectible reinsurance	(239,000,000)	(258,000,000)
Net reinsurance recoverables	4,468,000,000	4,998,000,000
Reinsurance recoverables, mandatory pools and associations	1,897,000,000	2,549,000,000
Reinsurance recoverables, structured settlements	3,348,000,000	3,165,000,000
Total reinsurance recoverables	9,713,000,000	10,712,000,000
Terrorism Risk Insurance Program, annual aggregate industry loss minimum in order for a loss to be covered	100,000,000
Terrorism Risk Insurance Program, percentage of subject losses reimbursed by the Federal Government, after insurer deductible, subject to annual cap	85.00%
Terrorism Risk Insurance Program, percentage of insurer's drect earned premiums for covered lines for the preceding calendar year at which the deductible is set	20.00%
Terrorism Risk Insurance Program, Company's estimated deductible for the year following the date of this report	2,350,000,000
Terrorism Risk Insurance Program, annual cap limiting amount of aggregate subject losses for all participating insurers	$ 100,000,000,000